Employee Benefits - Summary of Net Gratuity Cost Recognized in Net Profit in Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	$ 40	$ 37	$ 34
Net interest on the net defined benefit liability / asset	(1)
Net cost	39	37	34
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	6	6	5
Plan amendments		(4)
Net cost	$ 6	$ 2	$ 5